Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
As of June 30, 2021 (unaudited)	Purchase Obligations	Leases	Total
2021 (remaining six months)	$3,055	$1,646	$4,701
2022	—	3,093	3,093
2023	—	3,181	3,181
2024	—	3,190	3,190
2025	—	2,433	2,433
Thereafter	—	11,186	11,186
Total minimum lease payments	$3,055	$24,729	$27,784

Year Ended December 31,	Purchase Obligations	Leases	Total
2021	$3,949	$3,276	$7,225
2022	—	3,093	3,093
2023	—	3,181	3,181
2024	—	3,190	3,190
2025	—	2,433	2,433
Thereafter	—	11,186	11,186
Total minimum lease payments	$3,949	$26,359	$30,308